Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued employee benefits and payroll-related	$ 438	$ 541	$ 218
Real estate and other taxes	1,175	1,257	491
Self-insured reserve	140	168	183
Accrued interest	222	284	424
Unearned rental revenue	42	42	41
Medicaid overpayment - Healthcare Services	1,032
Other accrued expenses	1,114	1,028	868
Total accrued expenses	$ 4,163	$ 3,320	$ 2,225